    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2003

                                                              FILE NO. 33-64875
                                                              FILE NO. 811-7445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                  REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933                      / /
                   POST-EFFECTIVE AMENDMENT NO. 11                 /X/
                                 AND
                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940                  / /
                          AMENDMENT NO. 12                         /X/


                            ------------------------

                           SEI ASSET ALLOCATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 254-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

Richard W. Grant, Esquire             Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP           Morgan, Lewis & Bockius LLP
1701 Market Street                    1111 Pennsylvania Avenue, N.W.
Philadelphia, Pennsylvania 19103      Washington, D.C. 20004

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date], pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a)(1) of Rule 485
   /X/     75 days after filing pursuant to paragraph (a)(2)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           SEI ASSET ALLOCATION TRUST

                           CLASS A AND CLASS D SHARES

                                   PROSPECTUS

                                NOVEMBER 12, 2003

                             DEFENSIVE STRATEGY FUND
                       TAX-MANAGED DEFENSIVE STRATEGY FUND
                           CONSERVATIVE STRATEGY FUND
                     TAX-MANAGED CONSERVATIVE STRATEGY FUND
                             MODERATE STRATEGY FUND
                       TAX-MANAGED MODERATE STRATEGY FUND
                            AGGRESSIVE STRATEGY FUND
                      TAX-MANAGED AGGRESSIVE STRATEGY FUND
                             BROAD MARKET CORE FUND
                       TAX-MANAGED BROAD MARKET CORE FUND
                            BROAD MARKET GROWTH FUND
                      TAX-MANAGED BROAD MARKET GROWTH FUND


                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
         SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). This prospectus gives you important information about Class A and Class D Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                 PAGE
     DEFENSIVE STRATEGY FUND                                     XXX
     TAX-MANAGED DEFENSIVE STRATEGY FUND                         XXX
     CONSERVATIVE STRATEGY FUND                                  XXX
     TAX-MANAGED CONSERVATIVE STRATEGY FUND                      XXX
     MODERATE STRATEGY FUND                                      XXX
     TAX-MANAGED MODERATE STRATEGY FUND                          XXX
     AGGRESSIVE STRATEGY FUND                                    XXX
     TAX-MANAGED AGGRESSIVE STRATEGY FUND                        XXX
     BROAD MARKET CORE FUND                                      XXX
     TAX-MANAGED BROAD MARKET CORE FUND                          XXX
     BROAD MARKET GROWTH FUND                                    XXX
     TAX-MANAGED BROAD MARKET GROWTH FUND                        XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS                     XXX
     INFORMATION ABOUT THE UNDERLYING SEI FUNDS                  XXX
     INVESTMENT ADVISER                                          XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES              XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                          XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
            SEI ASSET ALLOCATION TRUST                           Back Cover

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Liquid Asset Trust (SLAT), SEI Tax-Exempt Trust (STET), and SEI Daily Income Trust (SDIT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DEFENSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Manage risk of loss while providing current income and
                                           opportunity for limited capital appreciation.

SHARE PRICE VOLATILITY:                    Low to Medium

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, and to a lesser extent, U.S. non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. non-investment grade fixed income securities, common stocks, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Large Cap Value Fund
     SIMT Managed Volatility Fund
     SIMT Real Estate Fund

FIXED INCOME                                                                                         [______]
     SDIT Intermediate-Duration Government Fund
     SDIT Short-Duration Government Fund
     SIMT Core Fixed Income Fund
     SIMT High Yield Bond Fund

MONEY MARKET                                                                                         [______]
     SLAT Prime Obligation Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the active allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

As of November 12, 2003, the Defensive Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS A SHARES     CLASS D SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                     0.10%              0.10%
Distribution (12b-1) Fees                                    None               0.75%
Other Expenses                                               0.20%              0.45%
                                                             ----               ----
Total Annual Fund Operating Expenses                         0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or

Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

           Defensive Strategy Fund: Class A Shares       0.10%
                                    Class D Shares       1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                   1 YEAR        3 YEARS
DEFENSIVE STRATEGY FUND:   CLASS A SHARES          $   31        $    97
                           CLASS D SHARES          $  132        $   412

TAX-MANAGED DEFENSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Manage risk of loss while providing current income and
                                           opportunity for limited capital appreciation

SHARE PRICE VOLATILITY:                    Low to Medium

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, and to a lesser extent, U.S. non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. non-investment grade fixed income securities, common stocks and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Large Cap Value Fund
     SIMT Managed Volatility Fund
     SIMT Real Estate Fund

FIXED INCOME                                                                                         [______]
     SIMT High Yield Bond Fund
     STET Intermediate-Term Municipal Fund
     STET Short-Duration Municipal Fund

MONEY MARKET                                                                                         [______]
     STET Tax Free Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the active allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of November 12, 2003, the Tax-Managed Defensive Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS A SHARES     CLASS D SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                     0.10%              0.10%
Distribution (12b-1) Fees                                    None               0.75%
Other Expenses                                               0.20%              0.45%
                                                             ----               ----
Total Annual Fund Operating Expenses                         0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

           Tax-Managed Defensive Strategy Fund: Class A Shares       0.10%
                                                Class D Shares       1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                           1 YEAR        3 YEARS
TAX-MANAGED DEFENSIVE STRATEGY FUND: CLASS A SHARES       $     31       $    97
                                     CLASS D SHARES       $    132       $   412

CONSERVATIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Manage risk of loss while providing the opportunity for
                                           modest capital appreciation

SHARE PRICE VOLATILITY:                    Low to Medium

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. short-term investment grade fixed income securities, and to a lesser extent, U.S.
                                           non-investment grade fixed income securities, common
                                           stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. non-investment grade fixed income securities, common stocks, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Large Cap Value Fund
     SIMT Managed Volatility Fund
     SIMT Real Estate Fund

FIXED INCOME                                                                                         [______]
     SDIT Intermediate-Duration Government Fund
     SDIT Short-Duration Government Fund
     SIMT Core Fixed Income Fund
     SIMT High Yield Bond Fund

MONEY MARKET                                                                                         [______]
     SLAT Prime Obligation Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

As of November 12, 2003, the Conservative Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                  CLASS A SHARES     CLASS D SHARES
---------------------------------------------------------------------------------------
Investment Advisory Fees                                   0.10%              0.10%
Distribution (12b-1) Fees                                  None               0.75%
Other Expenses                                             0.20%              0.45%
                                                           ----               ----
Total Annual Fund Operating Expenses                       0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

                 Conservative Strategy Fund: Class A Shares      0.10%
                                             Class D Shares      1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                   1 YEAR        3 YEARS
CONSERVATIVE STRATEGY FUND   CLASS A SHARES        $    31       $    97
                             CLASS D SHARES        $   132       $   412

TAX-MANAGED CONSERVATIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Manage risk of loss while providing the opportunity for
                                           modest capital appreciation

SHARE PRICE VOLATILITY:                    Low to Medium

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. short-term municipal fixed income securities, and to a lesser extent, U.S. non-investment
                                           grade fixed income securities, common stocks, and
                                           securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term municipal fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. non-investment grade fixed income securities, common stocks, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
EQUITY                                                                                                 [__]
     SIMT Large Cap Value Fund
     SIMT Managed Volatility Fund
     SIMT Real Estate Fund

FIXED INCOME                                                                                           [__]
     SIMT High Yield Bond Fund
     STET Intermediate-Term Municipal Fund
     STET Short-Duration Municipal Fund

MONEY MARKET                                                                                           [__]
     STET Tax Free Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of November 12, 2003, the Tax-Managed Conservative Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                     CLASS A SHARES     CLASS D SHARES
------------------------------------------------------------------------------------------
Investment Advisory Fees                                      0.10%              0.10%
Distribution (12b-1) Fees                                     None               0.75%
Other Expenses                                                0.20%              0.45%
                                                              ----               ----
Total Annual Fund Operating Expenses                          0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

           Tax-Managed Conservative Strategy Fund: Class A Shares         0.10%
                                                   Class D Shares         1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                                     1 YEAR         3 YEARS
TAX-MANAGED CONSERVATIVE STRATEGY FUND:   CLASS A SHARES             $   31         $    97
                                          CLASS D SHARES             $  132         $   412

MODERATE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Capital appreciation, while managing the risk of loss

SHARE PRICE VOLATILITY:                    Medium to High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. and/or foreign common stocks
                                           and/or U.S. and foreign investment grade fixed income
                                           securities, and to a lesser extent, non-investment grade
                                           fixed income securities, and securities of real estate
                                           companies

INVESTMENT STRATEGY

The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers and securities of real estate companies. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and/or foreign investment grade fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Managed Volatility Fund
     SIMT Large Cap Growth Fund
     SIMT Large Cap Value Fund
     SIMT Real Estate Fund
     SIT International Equity Fund
     SIT Emerging Markets Equity Fund

FIXED INCOME                                                                                         [______]
     SDIT Intermediate-Duration Government Fund
     SDIT Short-Duration Government Fund
     SIMT Core Fixed Income Fund
     SIMT High Yield Bond Fund

MONEY MARKET                                                                                         [______]
     SLAT Prime Obligation Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

As of November 12, 2003, the Moderate Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                      CLASS A SHARES     CLASS D SHARES
----------------------------------------------------------------------------------------------
Investment Advisory Fees                                       0.10%              0.10%
Distribution (12b-1) Fees                                      None               0.75%
Other Expenses                                                 0.20%              0.45%
                                                               ----               ----
Total Annual Fund Operating Expenses                           0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

              Moderate Strategy Fund: Class A Shares           0.10%
                                      Class D Shares           1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                   1 YEAR        3 YEARS
MODERATE STRATEGY FUND: CLASS A SHARES             $   31        $    97
                        CLASS D SHARES             $  132        $   412

TAX-MANAGED MODERATE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Capital appreciation, while managing the risk of loss

SHARE PRICE VOLATILITY:                    Medium to High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. and/or foreign common stocks,
                                           municipal fixed income securities, non-investment grade
                                           fixed income securities, and securities of real estate
                                           companies

INVESTMENT STRATEGY

The Tax-Managed Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers and securities of real estate companies. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities, including mortgage-backed securities and emerging market debt securities.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                             INVESTMENT RANGE
FUND/ASSET CLASS                                                            (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------------------------------------
EQUITY                                                                                                [______]
     SIMT Managed Volatility Fund
     SIMT Large Cap Value Fund
     SIMT Tax-Managed Large Cap Fund
     SIMT Real Estate Fund
     SIT International Equity Fund
     SIT Emerging Markets Equity Fund

FIXED INCOME                                                                                          [______]
     SIMT High Yield Bond Fund
     STET Short-Duration Municipal Fund

     STET Intermediate-Term Municipal Fund

MONEY MARKET                                                                                          [______]
     STET Tax Free Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of November 12, 2003, the Tax-Managed Moderate Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES     CLASS D SHARES
----------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.10%              0.10%
Distribution (12b-1) Fees                                   None               0.75%
Other Expenses                                              0.20%              0.45%
                                                            ----               ----
Total Annual Fund Operating Expenses                        0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

          Tax-Managed Moderate Strategy Fund: Class A Shares     0.10%
                                              Class D Shares     1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                       1 YEAR       3 YEARS
TAX-MANAGED MODERATE STRATEGY FUND: CLASS A SHARES     $   31       $   97
                                    CLASS D SHARES     $  132       $  412

AGGRESSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Long-term capital appreciation

SHARE PRICE VOLATILITY:                    High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. and/or foreign common stocks and
                                           U.S. and/or foreign fixed income securities of varying
                                           credit quality

INVESTMENT STRATEGY

The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
EQUITY                                                                                                 [__]
     SIMT Large Cap Growth Fund
     SIMT Large Cap Value Fund
     SIMT Small Cap Growth Fund
     SIMT Small Cap Value Fund
     SIT Emerging Markets Equity Fund
     SIT International Equity Fund

FIXED INCOME                                                                                           [__]
     SDIT Intermediate-Duration Government Fund
     SDIT Short-Duration Government Fund
     SIMT High Yield Bond Fund
     SIT Emerging Markets Debt Fund

MONEY MARKET                                                                                           [__]
     SLAT Prime Obligation Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

As of November 12, 2003, the Aggressive Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                       CLASS A SHARES     CLASS D SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                        0.10%              0.10%
Distribution (12b-1) Fees                                       None               0.75%
Other Expenses                                                  0.20%              0.45%
                                                                ----               ----
Total Annual Fund Operating Expenses                            0.30%*             1.30%*

* The Fund's total actual annual fund operating expenses for the current year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

             Aggressive Strategy Fund: Class A Shares          0.10%
                                       Class D Shares          1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                     1 YEAR         3 YEARS
AGGRESSIVE STRATEGY FUND:  CLASS A SHARES            $   31         $    97
                           CLASS D SHARES            $  132         $   412

TAX-MANAGED AGGRESSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                           Long-term capital appreciation

SHARE PRICE VOLATILITY:                    High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. and/or foreign common stocks and
                                           U.S. municipal securities, and U.S. and/or foreign fixed
                                           income securities of varying credit quality

INVESTMENT STRATEGY

The Tax-Managed Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities and emerging market debt securities.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Tax-Managed Large Cap Fund
     SIMT Tax-Managed Small Cap Fund
     SIT Emerging Markets Equity Fund
     SIT International Equity Fund

FIXED INCOME                                                                                         [______]
     SIMT High Yield Bond Fund
     SIT Emerging Markets Debt Fund
     STET Short-Duration Municipal Fund
     STET Intermediate-Term Municipal Fund

MONEY MARKET                                                                                         [______]
     STET Tax Free Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of November 12, 2003, the Tax-Managed Aggressive Strategy Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES   CLASS D SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                                  0.10%             0.10%
Distribution (12b-1) Fees                                 None              0.75%
Other Expenses                                            0.20%             0.45%
                                                          ----              ----
Total Annual Fund Operating Expenses                      0.30%*            1.30%*

* The Fund's total actual annual fund operating expenses for the current year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

              Tax-Managed Aggressive Strategy Fund: Class A Shares     0.10%
                                                    Class D Shares     1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                                          1 YEAR        3 YEARS
TAX-MANAGED AGGRESSIVE STRATEGY FUND: CLASS A SHARES                      $   31         $   97
                                      CLASS D SHARES                      $  132         $  412

BROAD MARKET CORE FUND

FUND SUMMARY

INVESTMENT GOAL:                           Capital appreciation while maintaining broad equity and fixed income market participation

SHARE PRICE VOLATILITY:                    High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks, investment grade
                                           U.S. and/or foreign fixed income securities, and to a lesser extent, non-investment grade U.S. and/or foreign fixed income securities

INVESTMENT STRATEGY

The Broad Market Core Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and to a lesser extent in non-investment grade U.S. and/or foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Large Cap Growth Fund
     SIMT Large Cap Value Fund
     SIMT Small Cap Growth Fund
     SIMT Small Cap Value Fund
     SIT International Equity Fund
     SIT Emerging Markets Equity Fund

FIXED INCOME                                                                                         [______]
     SDIT Intermediate-Duration Government Fund
     SDIT Short-Duration Government Fund
     SIMT Core Fixed Income Fund
     SIMT High Yield Bond Fund
     SIT Emerging Markets Debt Fund

MONEY MARKET                                                                                         [______]
     SLAT Prime Obligation Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

As of November 12, 2003, the Broad Market Core Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                     CLASS A SHARES    CLASS D SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                       0.10%             0.10%
Distribution (12b-1) Fees                                      None              0.75%
Other Expenses                                                 0.20%             0.45%
                                                               ----              ----
Total Annual Fund Operating Expenses                           0.30%*            1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

              Broad Market Core Fund: Class A Shares         0.10%
                                      Class D Shares         1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                1 YEAR        3 YEARS
BROAD MARKET CORE FUND:   CLASS A SHARES        $   31        $    97
                          CLASS D SHARES        $  132        $   412

TAX-MANAGED BROAD MARKET CORE FUND

FUND SUMMARY

INVESTMENT GOAL:                           Capital appreciation while maintaining broad equity and fixed income market participation

SHARE PRICE VOLATILITY:                    High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks, investment grade
                                           U.S. municipal fixed income securities, and to a lesser extent, non-investment grade U.S. and/or foreign fixed income securities

INVESTMENT STRATEGY

The Tax-Managed Broad Market Core Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. municipal fixed income securities and to a lesser extent in non-investment grade U.S. and/or foreign fixed income securities, including emerging market debt securities.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
EQUITY                                                                                               [______]
     SIMT Tax-Managed Large Cap Fund
     SIMT Tax-Managed Small Cap Fund
     SIT International Equity Fund
     SIT Emerging Markets Equity Fund

FIXED INCOME                                                                                         [______]
     SIMT High Yield Bond Fund
     SIT Emerging Markets Debt Fund

     STET Short-Duration Municipal Fund
     STET Intermediate-Term Municipal Fund

MONEY MARKET                                                                                         [______]
     STET Tax Free Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of November 12, 2003, the Tax-Managed Broad Market Core Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                       CLASS A SHARES    CLASS D SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                       0.10%            0.10%
Distribution (12b-1) Fees                                      None             0.75%
Other Expenses                                                 0.20%            0.45%
                                                               ----             ----
Total Annual Fund Operating Expenses                           0.30%*           1.30%*

* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

           Tax-Managed Broad Market Core: Class A Shares           0.10%
                                          Class D Shares           1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                             1 YEAR        3 YEARS
TAX-MANAGED BROAD MARKET CORE FUND:  CLASS A SHARES          $   31        $    97
                                     CLASS D SHARES          $  132        $   412

BROAD MARKET GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                           Capital appreciation while maintaining broad equity and
                                           fixed income market participation

SHARE PRICE VOLATILITY:                    High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. and/or foreign common stocks,
                                           investment grade U.S. fixed income securities, and to a
                                           lesser extent, non-investment grade U.S. and/or foreign
                                           fixed income securities

INVESTMENT STRATEGY

The Broad Market Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and to a lesser extent in non-investment grade U.S. and/or foreign fixed income securities, including emerging markets debt securities and mortgage-backed securities.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                            INVESTMENT RANGE
FUND/ASSET CLASS                                                           (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------------------------------
EQUITY                                                                                              [______]
     SIMT Large Cap Growth Fund
     SIMT Large Cap Value Fund
     SIMT Small Cap Growth Fund
     SIMT Small Cap Value Fund
     SIT International Equity Fund
     SIT Emerging Markets Equity Fund

FIXED INCOME                                                                                        [______]
     SDIT Intermediate-Duration Government Fund
     SDIT Short-Duration Government Fund
     SIMT Core Fixed Income Fund
     SIMT High Yield Bond Fund
     SIT Emerging Markets Debt Fund

MONEY MARKET                                                                                        [______]
     SLAT Prime Obligation Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

As of November 12, 2003, the Broad Market Growth Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                       CLASS A SHARES    CLASS D SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                         0.10%             0.10%
Distribution (12b-1) Fees                                        None              0.75%
Other Expenses                                                   0.20%             0.45%
                                                                 ----              ----
Total Annual Fund Operating Expenses                             0.30%*            1.30%*

----------
* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

                 Broad Market Growth Fund: Class A Shares      0.10%
                                           Class D Shares      1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR        3 YEARS
BROAD MARKET GROWTH FUND:  CLASS A SHARES                     $     31       $    97
                           CLASS D SHARES                     $    132       $   412

TAX-MANAGED BROAD MARKET GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                           Capital appreciation while maintaining broad equity and
                                           fixed income market participation

SHARE PRICE VOLATILITY:                    High

PRINCIPAL INVESTMENT STRATEGY:             Invest in a combination of Underlying SEI Funds that
                                           invest primarily in U.S. and/or foreign common stocks,
                                           U.S. municipal fixed income securities, and to a lesser
                                           extent, non-investment grade U.S. and/or foreign fixed
                                           income securities

INVESTMENT STRATEGY

The Tax-Managed Broad Market Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities and to a lesser extent in non-investment grade U.S. and/or foreign fixed income securities, including emerging markets debt securities.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                                      INVESTMENT RANGE
FUND/ASSET CLASS                                                     (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------
EQUITY                                                                                          [______]
     SIMT Tax-Managed Large Cap Fund
     SIMT Tax-Managed Small Cap Fund
     SIT International Equity Fund
     SIT Emerging Markets Equity Fund

FIXED INCOME                                                                                    [______]
     SIMT High Yield Bond Fund

     SIT Emerging Markets Debt Fund
     STET Short-Duration Municipal Fund
     STET Intermediate-Term Municipal Fund

MONEY MARKET                                                                                    [______]
     STET Tax Free Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are securities rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of November 12, 2003, the Tax-Managed Broad Market Growth Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS A SHARES    CLASS D SHARES
----------------------------------------------------------------------------------------
Investment Advisory Fees                                      0.10%             0.10%
Distribution (12b-1) Fees                                     None              0.75%
Other Expenses                                                0.20%             0.45%
                                                              ----              ----
Total Annual Fund Operating Expenses                          0.30%*            1.30%*

----------
* The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

             Tax-Managed Broad Market Growth Fund: Class A Shares      0.10%
                                                   Class D Shares      1.10%

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR          3 YEARS
TAX-MANAGED BROAD MARKET GROWTH FUND:  CLASS A SHARES          $   31          $    97
                                       CLASS D SHARES          $  132          $   412

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth in this prospectus. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of November 12, 2003).

UNDERLYING SEI FUND:                                             EXPENSE RATIO:
-------------------------------------------------------------------------------
     SDIT SHORT-DURATION GOVERNMENT FUND                              X.XX%
     SDIT INTERMEDIATE-DURATION GOVERNMENT FUND                       X.XX%
     SIMT LARGE CAP VALUE FUND                                        X.XX%
     SIMT LARGE CAP GROWTH FUND                                       X.XX%
     SIMT TAX-MANAGED LARGE CAP FUND                                  X.XX%
     SIMT REAL ESTATE FUND                                            X.XX%
     SIMT SMALL CAP VALUE FUND                                        X.XX%
     SIMT SMALL CAP GROWTH FUND                                       X.XX%
     SIMT TAX-MANAGED SMALL CAP FUND                                  X.XX%
     SIT INTERNATIONAL EQUITY FUND                                    X.XX%
     SIT EMERGING MARKETS EQUITY FUND                                 X.XX%
     SIMT CORE FIXED INCOME FUND                                      X.XX%
     SIMT MANAGED VOLATILITY FUND                                     X.XX%
     SIMT HIGH YIELD BOND FUND                                        X.XX%
     SIT EMERGING MARKETS DEBT FUND                                   X.XX%
     SLAT PRIME OBLIGATION FUND                                       X.XX%
     STET SHORT DURATION MUNICIPAL FUND                               X.XX%
     STET INTERMEDIATE-TERM MUNICIPAL FUND                            X.XX%
     STET TAX FREE FUND                                               X.XX%

UNDERLYING U.S. EQUITY FUNDS

SIMT MANAGED VOLATILITY FUND: The SIMT Managed Volatility Fund seeks capital appreciation with less volatility than major equity indices. The Fund typically invests in securities of U.S. companies of all capitalization ranges. [___] serve as Sub-Advisers to the SIMT Managed Volatility Fund.

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., LLC serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital Management, Inc., Montag & Caldwell, Inc., Peregrine Capital Management and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT TAX-MANAGED LARGE CAP FUND: The SIMT Tax-Managed Large Cap Fund seeks high long-term after-tax returns by investing primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC, Goldman Sachs Asset Management, LSV Asset Management, Montag & Caldwell, Inc., Parametric Portfolio Associates, Peregrine Capital Management, Inc., Sanford C. Bernstein & Co., LLC and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Tax-Managed Large Cap Fund.

SIMT REAL ESTATE FUND: The SIMT Real Estate Fund seeks total return, including current income and capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies. The Fund may invest more than 5% of its total assets in a single issuer. Generally, the Fund will invest in real estate companies operating in the United States. Security Capital Research & Management, Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Real Estate Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset

Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Business Trust, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital Management, Inc., RS Investment Management, L.P. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

SIMT TAX-MANAGED SMALL CAP FUND: The SIMT Tax-Managed Small Cap Fund seeks high long-term after-tax returns by investing primarily in common stocks of U.S. companies with market capitalizations of less than $4 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. BlackRock Advisors, Inc., David J. Greene and Company, LLC, Delaware Management Company, LSV Asset Management, Mazama Capital Management, Inc., and McKinley Capital Management, Inc., serve as Sub-Advisers to the SIMT Tax Managed Small Cap Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Alliance Capital Management, L.P., Capital Guardian Trust Company, Fisher Investments, Inc., Morgan Stanley Investment Management Inc. and McKinley Capital Management, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management, L.P., The Boston Company Asset Management, LLC, Emerging Markets Management, L.L.C. and Lloyd George Investment Management (Bermuda) Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Nicholas Applegate Capital Management, Nomura Corporate Research and Asset Management Inc. and Shenkman Capital Management, Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SDIT INTERMEDIATE-DURATION GOVERNMENT FUND: The SDIT Intermediate-Duration Government Fund seeks to preserve principal value and maintain liquidity while providing current income. The Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes. Wellington Management Company, LLP serves as Adviser to the SDIT Intermediate-Duration Government Fund.

SDIT SHORT-DURATION GOVERNMENT FUND: The SDIT Short-Duration Government Fund seeks to preserve principal value and maintain liquidity while providing current income. The Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. Wellington Management Company, LLP serves as Adviser to the SDIT Short-Duration Government Fund.

STET INTERMEDIATE-TERM MUNICIPAL FUND: The STET Intermediate-Term Municipal Fund seeks the highest level of income exempt from Federal income tax consistent with the preservation of capital. The Fund invests at least 80% of its assets in investment grade municipal securities exempt from federal income tax. The principal issuers of these securities are state and local governments located in any of the 50 states, Puerto Rico and other U.S. territories and possessions. Standish Mellon Asset Management LLC serves as Sub-Adviser to the STET Intermediate-Term Municipal Fund.

STET SHORT DURATION MUNICIPAL FUND: The STET Short Duration Municipal Fund seeks a high level of income exempt from Federal income tax consistent with the preservation of capital. The Fund invests at least 80% of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, Puerto Rico and other U.S. territories and possessions. Weiss, Peck, & Greer, L.L.C. serves as Sub-Adviser to the STET Short-Duration Municipal Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUND

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUNDS

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest ratings categories by nationally recognized statistical rating organizations or that the Fund's Sub-Adviser determines are of comparable quality. Bank of America Capital Management, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

STET TAX FREE FUND: The STET Tax Free Fund seeks to preserve principal and maintain liquidity while providing current income exempt from Federal income taxes. The Fund invests at least 80% of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in any of the fifty states, Puerto Rico, and other U.S. territories and possessions. Weiss, Peck, & Greer, L.L.C. serves as Adviser to the STET Tax Free Fund.

ADDITIONAL RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
(ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of November 12, 2003, SIMC had approximately $[XX.X] billion in assets under management. SIMC receives investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:

     Defensive Strategy Fund                                X.XX%
     Tax-Managed Defensive Strategy Fund                    X.XX%
     Conservative Strategy Fund                             X.XX%
     Tax-Managed Conservative Strategy Fund                 X.XX%
     Moderate Strategy Fund                                 X.XX%
     Tax-Managed Moderate Strategy Fund                     X.XX%
     Aggressive Strategy Fund                               X.XX%
     Tax-Managed Aggressive Strategy Fund                   X.XX%
     Broad Market Core Fund                                 X.XX%
     Tax-Managed Broad Market Core Fund                     X.XX%
     Broad Market Growth Fund                               X.XX%
     Tax-Managed Broad Market Growth Fund                   X.XX%

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THESE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARDS OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A and Class D Shares of the Funds.

The Funds offer Class A and Class D Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A and Class D Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A and Class D Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Class A and Class D Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A and Class D Shares of any Fund for Shares of the same Class of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class D Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                           SEI ASSET ALLOCATION TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 12, 2003, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI, OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
             1 Freedom Valley Drive
             Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

                           SEI ASSET ALLOCATION TRUST

Investment Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and the funds listed below, and should be read in conjunction with the Trust's Prospectus for Class A and Class D Shares of the following funds:
Defensive Strategy, Tax-Managed Defensive Strategy, Conservative Strategy, Tax-Managed Conservative Strategy, Moderate Strategy, Tax-Managed Moderate Strategy, Aggressive Strategy, Tax-Managed Aggressive Strategy, Broad Market Core, Tax-Managed Broad Market Core, Broad Market Growth, and Tax-Managed Broad Market Growth, dated November 12, 2003. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.



November 12, 2003

                               TABLE OF CONTENTS


THE TRUST.............................................................   S-3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.......................   S-3
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS OF THE
  UNDERLYING SEI FUNDS................................................   S-6
  American Depositary Receipts........................................   S-6
  Asset-Backed Securities.............................................   S-7
  Brady Bonds.........................................................   S-7
  Commercial Paper....................................................   S-7
  Corporate Zero Coupon Securities....................................   S-8
  Demand Instruments..................................................   S-8
  Equity-Linked Warrants..............................................   S-8
  Equity Securities...................................................   S-9
  Fixed Income Securities.............................................  S-10
  Foreign Securities..................................................  S-12
  Forward Foreign Currency Contracts..................................  S-13
  Futures and Options on Futures......................................  S-14
  High Yield Foreign Sovereign Debt Securities........................  S-16
  Illiquid Securities.................................................  S-16
  Mortgage-Backed Securities..........................................  S-16
  Municipal Securities................................................  S-19
  Non-Diversification.................................................  S-20
  Obligations of Domestic Banks, Foreign Banks and Foreign Branches of
    U.S. Banks........................................................  S-20
  Options.............................................................  S-21
  Pay-in-Kind Securities..............................................  S-22
  Privatizations......................................................  S-22
  Receipts............................................................  S-22
  Repurchase Agreements...............................................  S-23
  Restricted Securities...............................................  S-24
  Securities Lending..................................................  S-24
  Securities of Other Investment Companies............................  S-25
  Short-Sales.........................................................  S-25
  Structured Securities...............................................  S-25
  Swaps, Caps, Floors, Collars and Swaptions..........................  S-25
  U.S. Government Securities..........................................  S-27
  Variable and Floating Rate Instruments..............................  S-28
  When-Issued and Delayed Delivery Securities.........................  S-28
  Yankee Obligations..................................................  S-28
  Zero Coupon Securities..............................................  S-28
INVESTMENT LIMITATIONS OF THE FUNDS...................................  S-29
INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS....................  S-30
THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS.....................  S-37
THE INVESTMENT ADVISER TO THE FUNDS...................................  S-37
THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS.............  S-38
MANAGERS OF THE UNDERLYING SEI FUNDS..................................  S-39
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING......  S-47
TRUSTEES AND OFFICERS OF THE TRUST....................................  S-48
PERFORMANCE...........................................................  S-53
PURCHASE AND REDEMPTION OF SHARES.....................................  S-55
SHAREHOLDER SERVICES..................................................  S-56
TAXES.................................................................  S-57
PORTFOLIO TRANSACTIONS................................................  S-59
DESCRIPTION OF SHARES.................................................  S-61
LIMITATION OF TRUSTEES' LIABILITY.....................................  S-61
CODE OF ETHICS........................................................  S-61
VOTING................................................................  S-62
SHAREHOLDER LIABILITY.................................................  S-62
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................  S-62
CUSTODIAN.............................................................  S-62
LEGAL COUNSEL.........................................................  S-63
APPENDIX A DESCRIPTION OF RATINGS.....................................  S-64



November 12, 2003

                                   THE TRUST


    SEI Asset Allocation Trust (the "Trust") is an open-end management investment company that consists of 19 separate investment portfolios. This Statement of Additional Information relates to the following funds: Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Broad Market Core Fund, Tax-Managed Broad Market Core Fund, Broad Market Growth Fund, and Tax-Managed Broad Market Growth Fund (each a "Fund" and, together, the "Funds"). The Funds invest in shares of certain portfolios (the "Underlying SEI Funds") of SEI Institutional Managed Trust ("SIMT"), SEI Institutional International Trust ("SIT") and SEI Liquid Asset Trust ("SLAT"), which are managed by SEI Investments Management Corporation ("SIMC"), the Trust's investment adviser, the SEI Tax Exempt Trust ("STET"), which is managed by SIMC and Weiss, Peck & Greer, L.L.C., and SEI Daily Income Trust ("SDIT"), which is managed by SIMC and Wellington Management Company, LLP (together, SDIT, SIMT, STET, SIT and SLAT are the "Underlying Trusts").



    The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in each Fund through two separate classes of shares: Class A Shares and Class D Shares.



    Additional information pertaining to the Trust may be obtained by writing to SEI Investments Fund Management, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities of that Fund. Except for differences between the Class A and Class D Shares pertaining to distribution, shareholder servicing and administrative servicing fees, voting rights, dividends, and transfer agent expenses, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.


    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS



    DEFENSIVE STRATEGY FUND--The investment objective of the Defensive Strategy Fund is to manage risk of loss while providing current income and opportunity for limited capital appreciation.



    The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in U.S. non-investment grade fixed income securities, common stocks and securities of real estate companies.



    TAX-MANAGED DEFENSIVE STRATEGY FUND--The investment objective of the Tax-Managed Defensive Strategy Fund is to manage risk of loss while providing current income and opportunity for limited capital appreciation.



    The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. non-investment grade fixed income securities, common stocks and securities of real estate companies.

    CONSERVATIVE STRATEGY FUND--The investment objective of the Conservative Strategy Fund is to manage risk of loss while providing the opportunity for modest capital appreciation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. non-investment grade fixed income securities, common stocks and securities of real estate companies.



    TAX-MANAGED CONSERVATIVE STRATEGY FUND--The investment objective of the Tax-Managed Conservative Strategy Fund is to manage risk of loss while providing the opportunity for modest capital appreciation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term municipal fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. non-investment grade fixed income securities, common stocks and securities of real estate companies.



    MODERATE STRATEGY FUND--The investment objective of the Moderate Strategy Fund is capital appreciation, while minimizing the risk of loss.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers and securities of real estate companies. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and/or foreign investment grade fixed income securities, including mortgage-backed securities and emerging market debt securities.



    TAX-MANAGED MODERATE STRATEGY FUND--The investment objective of the Tax-Managed Moderate Strategy Fund is capital appreciation, while managing the risk of loss.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers and securities of real estate companies. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities, including mortgage-backed securities and emerging market debt securities.



    AGGRESSIVE STRATEGY FUND--The investment objective of the Aggressive Strategy Fund is long-term capital appreciation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities and emerging market debt securities.



    TAX-MANAGED AGGRESSIVE STRATEGY FUND--The investment objective of the Tax-Managed Aggressive Strategy Fund is long-term capital appreciation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities and emerging market debt securities.



    BROAD MARKET CORE FUND--The investment objective of the Broad Market Core Fund is capital appreciation while maintaining broad equity and fixed income market participation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and to a lesser extent, in non-investment grade U.S. and/or foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.



    TAX-MANAGED BROAD MARKET CORE FUND--The investment objective of the Tax-Managed Broad Market Core Fund is capital appreciation while maintaining broad equity and fixed income market participation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities and to a lesser extent, in non-investment grade U.S. and/or foreign fixed income securities, including emerging markets debt securities.



    BROAD MARKET GROWTH FUND--The investment objective of the Broad Market Growth Fund is capital appreciation while maintaining broad equity and fixed income market participation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and to a lesser extent, in non-investment grade U.S. and/or foreign fixed income securities, including emerging markets debt securities and mortgage-backed securities.



    TAX-MANAGED BROAD MARKET GROWTH FUND--The investment objective of the Tax-Managed Broad Market Growth Fund is capital appreciation while maintaining broad equity and fixed income market participation.



    The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest primarily in municipal fixed income securities and to a lesser extent, in non-investment grade U.S. and/or foreign fixed income securities, including emerging markets debt securities.


                    GENERAL INVESTMENT POLICIES OF THE FUNDS


    The Funds will attempt to achieve their investment objectives by purchasing shares of the following Underlying SEI Funds within the strategies set forth above for each asset class: the SDIT Intermediate-Duration Government Fund, SDIT Short-Duration Government Fund, SIMT Large Cap Growth Fund, SIMT Large Cap Value Fund, SIMT Real Estate Fund, SIMT Small Cap Growth Fund, SIMT Small Cap Value Fund, SIT International Equity Fund, SIT Emerging Markets Equity Fund, SIMT Core Fixed Income Fund, SIMT High Yield Bond Fund, SIT Emerging Markets Debt Fund, SIMT Managed Volatility Fund, SIMT Tax-Managed Large Cap Fund, SIMT Tax-Managed Small Cap Fund, SLAT Prime Obligation Fund, STET Intermediate-Term Municipal Fund, STET Short Duration Municipal Fund and STET Tax Free Fund. The Underlying Funds are part of the same group of investment companies as the Funds. In addition to investing in the Underlying Funds, the Funds also may invest in U.S. government securities and short-term paper.



    A Fund's purchase of investment company interests results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.


    In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by SIMC. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds."

                           RISK FACTORS OF THE FUNDS

    Prospective investors in the Funds should consider the following risk factors:

    - Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying SEI Funds, this practice does not eliminate investment risk;

    - Under certain circumstances, an Underlying SEI Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying SEI Fund until SIMC determines that it is appropriate to dispose of such securities;

    - Certain Underlying SEI Funds may: (i) invest a portion of their assets in foreign securities, including securities issued by emerging market issuers; (ii) enter into forward currency transactions; (iii) lend their portfolio securities; (iv) enter into stock and bond index, interest rate and currency futures contracts, and options on such contracts; (v) engage in other types of options transactions; (vi) make short sales;
      (vii) purchase zero coupon and payment-in-kind bonds; and (viii) engage in various other investment practices. Further information about these investment policies and practices can be found under "Investment Limitations of the Underlying SEI Funds" and "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds" in this Statement of Additional Information;


    - Each Fund can invest a portion of its assets in the SIMT High Yield Bond Fund. As a result, the Funds will be subject to the risks associated with high yield investing;



    - Certain Funds invest a portion of their assets in the SIT Emerging Markets Debt Fund and/or SIT Emerging Markets Equity Fund, which invest primarily in securities issued by emerging market issuers. Certain other Funds invest a portion of their assets in Underlying SEI Funds that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and



    - The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, SIMC, the adviser to each Fund, serves as investment adviser to all of the Underlying SEI Funds except for the SDIT Intermediate-Duration Government Fund, SDIT Short Duration Government Fund and the STET Tax Free Fund. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and Underlying SEI Funds.



    Further information regarding these risk factors may be found elsewhere in this Statement of Additional Information and in the Prospectus.


             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
                          OF THE UNDERLYING SEI FUNDS


    AMERICAN DEPOSITARY RECEIPTS ("ADRs"). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


    Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.


    ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt obligations.



    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.


    Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders. There may be a limited secondary market for such securities.

    BRADY BONDS. Brady Bonds are securities issued by debtor nations to refinance their outstanding external indebtness and comprise a significant portion of the emerging debt market. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.


    CONSTRUCTION LOANS. In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or

GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.



    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.



    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.


    CORPORATE ZERO COUPON SECURITIES.  Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

    DEMAND INSTRUMENTS. Demand instruments are instruments which may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. They may include variable amount master demand notes.

    EQUITY-LINKED WARRANTS. Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). The warrants are U.S. dollar denominated and priced daily on several international stock exchanges. Being American style warrants, they can be exercised at any time.


    There are risks associated with equity-linked warrants in addition to the risks normally associated with an investment in equity securities. The investor will bear the full counterparty risk to the issuing broker, but the sub-advisers of the Underlying SEI Funds can mitigate this by only purchasing from issuers with the highest credit rating (AA or better). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, an Underlying SEI Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.



    EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which an Underlying SEI Fund invests will cause the net asset value of the Underlying SEI Fund to fluctuate. The Underlying SEI Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:


    COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

    PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

    WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

    CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying SEI Fund is called for redemption or conversion, the Underlying SEI Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

    Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


    SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



    FIXED INCOME SECURITIES. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments in which an Underlying SEI Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect an Underlying SEI Fund's net asset value.



    Additional information regarding fixed income securities is described below:



    DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.



    INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Underlying SEI Fund's sub-advisers. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of an NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by an Underlying SEI Fund is downgraded, the sub-advisers will review the situation and determine what action, if any, may be appropriate with regard to the security.

    LOWER RATED SECURITIES. Lower-rated bonds are commonly referred to as "junk bonds" or high yield/ high risk securities. These securities are rated "Baa" or "BBB" or lower by an NRSRO. Each Underlying SEI Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The High Yield Bond and Emerging Markets Equity Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.



    Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, an Underlying SEI Fund's sub-advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, an Underlying SEI Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Underlying SEI Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.



    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, an Underlying SEI Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If an Underlying SEI Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Underlying SEI Fund's investment portfolio and increasing the exposure of the Underlying SEI Fund to the risks of high yield securities.



    Growth of High Yield Bond, High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.



    Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, an Underlying SEI Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield/high-risk bonds and an Underlying SEI Fund's net asset value.

    Payment Expectations. High-yield/high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, an Underlying SEI Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield/high-risk bond's value will decrease in a rising interest rate market, as will the value of an Underlying SEI Fund's assets. If an Underlying SEI Fund experiences significant unexpected net redemptions, this may force it to sell high-yield/high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Underlying SEI Fund's rate of return.



    Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely an Underlying SEI Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.



    Taxes. An Underlying SEI Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by an Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.



    There are no restrictions on the average maturity of the SIT Emerging Markets Debt Fund or on the maturity of any single instrument held by any Underlying SEI Fund. Maturities may vary widely depending on the Underlying SEI Funds' sub-advisers' assessment of interest rate trends and other economic and market factors. In the event a security owned by an Underlying SEI Fund is downgraded, the Underlying SEI Fund's sub-adviser will review the situation and take appropriate action with regard to the security. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well.



    FOREIGN SECURITIES. Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



    The value of an Underlying SEI Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Underlying SEI Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying SEI Funds. Such investments may also entail higher custodial fees and brokerage commissions than domestic investments.



    An Underlying SEI Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.



    In addition to the risks of investing in emerging market country debt securities, an Underlying SEI Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. An Underlying SEI Fund may have limited recourse in the event of default on such debt instruments.



    FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.



    An Underlying SEI Fund's dealings in forward currency contracts will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying SEI Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. An Underlying SEI Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. An Underlying SEI Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.



    Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. An Underlying SEI Fund may use Position Hedging when an adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. An Underlying SEI Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.



    The Underlying SEI Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.



    An Underlying SEI Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying SEI Fund has or in which the Underlying SEI Fund expects to have portfolio exposure.

    To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, an Underlying SEI Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying SEI Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying SEI Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Underlying SEI Fund's securities denominated in linked currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying SEI Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Underlying SEI Fund is engaging in proxy hedging. If an Underlying SEI Fund enters into a currency hedging transaction, the Underlying SEI Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the Investment Company Act of 1940, as amended (the "1940 Act").



    Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying SEI Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks and limitations that apply to the use of futures generally, which are discussed below. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.



    FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An Underlying SEI Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, an Underlying SEI Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Underlying SEI Fund's net assets. Instances in which an Underlying SEI Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.



    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.

No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


    When an Underlying SEI Fund purchases or sells a futures contract, or sells an option thereon, the Underlying SEI Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, an Underlying SEI Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Underlying SEI Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Underlying SEI Fund may undertake and on the potential increase in the speculative character of the Underlying SEI Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

    An Underlying SEI Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. An Underlying SEI Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

    An Underlying SEI Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. An Underlying SEI Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An Underlying SEI Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

    There are significant risks associated with an Underlying SEI Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Underlying SEI Fund's adviser's or sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates,
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Underlying SEI Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce an Underlying SEI Fund's exposure to price fluctuations, while others tend to increase its market exposure.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose an Underlying SEI Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.


    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Underlying SEI Funds' Board of Trustees. Despite such good faith efforts to determine fair value prices, an Underlying SEI Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Underlying SEI Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying SEI Fund. Under the supervision of the Underlying SEI Funds' Board of Trustees, the Underlying SEI Funds' advisers or sub-advisers, as applicable, determine the liquidity of the Underlying SEI Funds' investments. In determining the liquidity of an Underlying SEI Fund's investments, the Underlying SEI Funds' adviser or sub-adviser, as applicable, may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).



    The adviser and sub-advisers of the SIT Emerging Markets Equity Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance SIT Emerging Markets Equity Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by SIT Emerging Markets Equity Fund's adviser and sub-advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SIT Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.



    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:



    GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



    Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government but are considered to be of high quality since they are considered to be instrumentalities of the U.S. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government Securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.



    PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").



    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.



    REMICS. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.



    ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.



    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.



    PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



    ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.



    MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" or "covered rolls," are transactions in which an Underlying SEI Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, an Underlying SEI Fund forgoes principal and interest paid on such securities. An Underlying SEI Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, an Underlying SEI Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying SEI Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom an Underlying SEI Fund sells the security becomes insolvent, the Underlying SEI Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security an Underlying SEI Fund is required to repurchase may be worth less than the security that the Underlying SEI Fund originally held.



    To address leveraging concerns, an Underlying SEI Fund will cover the security as required by the 1940 Act.


    MUNICIPAL SECURITIES. Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

    MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. An Underlying SEI Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Underlying SEI Funds' Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

    MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.


    NON-DIVERSIFICATION. The SIT Emerging Markets Debt Fund is a non-diversified investment company, as defined in the 1940 Act, which means that a relatively high percentage of assets of the SIT Emerging Markets Debt Fund may be invested in the obligations of a limited number of issuers. Although the adviser and sub-advisers of the SIT Emerging Markets Debt Fund generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the SIT Emerging Markets Debt Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The SIT Emerging Markets Debt Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the SIT Emerging Markets Debt Fund be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of its assets.


    OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by an Underlying SEI Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

    BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and

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normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

    OPTIONS. Options on securities are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, an Underlying SEI Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying SEI Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Underlying SEI Fund delivers the security upon exercise.

    The Underlying SEI Funds may trade put and call options on securities, securities indices and currencies for any lawful purpose, as the adviser or sub-adviser determines is appropriate in seeking an Underlying SEI Fund's investment objective, and except as restricted by each Underlying SEI Fund's investment limitations as set forth below. See "Investment Limitations."


    An Underlying SEI Fund may purchase put and call options for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Underlying SEI Fund may seek to purchase in the future. An Underlying SEI Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying SEI Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Underlying SEI Fund.



    An Underlying SEI Fund may write covered call options for any lawful purpose, including as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When an Underlying SEI Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying SEI Fund will realize as profit the premium received for such option. When a call option written by an Underlying SEI Fund is exercised, the Underlying SEI Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by an Underlying SEI Fund is exercised, the Underlying SEI Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.


    An Underlying SEI Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    An Underlying SEI Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying SEI Fund will be "covered," which means that the Underlying SEI Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by an Underlying SEI Fund, the Underlying SEI Fund will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount the Underlying SEI Fund would be required to pay upon exercise of the put.

    An Underlying SEI Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All written options must be covered. When an Underlying SEI Fund writes an option, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while an Underlying SEI Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND SECURITIES. Pay-in-kind securities are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    PRIVATIZATIONS. Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which an Underlying SEI Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    RECEIPTS. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts, while TRs and STRIPS (SEE "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. For more information, see "Zero Coupon Securities."


    REITs. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.



    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.



    REPURCHASE AGREEMENTS. An Underlying SEI Fund may enter into repurchase agreements with financial institutions. Each Underlying SEI Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by an adviser or sub-adviser, as applicable. The repurchase agreements entered into by an Underlying SEI Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the adviser or sub-adviser, as applicable, monitors compliance with this requirement). Under all repurchase agreements entered into by an Underlying SEI Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, an Underlying SEI Fund will seek to liquidate such collateral. However, the exercising of each Underlying SEI Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Underlying SEI Fund could suffer a loss. It is the current policy of each of the Underlying SEI Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Underlying SEI Fund, amounts to more than 15% of the Underlying SEI Fund's total assets. The investments of each of the Underlying SEI Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser or sub-adviser, as applicable, of an Underlying SEI Fund, liquidity or other considerations so warrant.


    RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Underlying SEI Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Underlying SEI Funds' adviser or sub-adviser, as applicable, pursuant to guidelines adopted by the Underlying SEI Funds' Board of Trustees. Under these guidelines, the particular adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser or sub-adviser, as applicable, intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

    SECURITIES LENDING. Each Fund and each Underlying SEI Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's or Underlying SEI Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund or Underlying SEI Fund (including the loan collateral). No Fund or Underlying SEI Fund will lend portfolio securities to its investment adviser, any sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund or Underlying SEI Fund, as applicable.

    The Fund or Underlying SEI Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's or Underlying SEI Fund's securities lending agent, respectively.

    By lending its securities, a Fund or Underlying SEI Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund and each Underlying SEI Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund and the Underlying SEI Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund and the Underlying SEI Fund must be able to terminate the loan on demand; (iv) the Fund and the Underlying SEI Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund and the Underlying SEI Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund and the Underlying SEI Fund, as applicable, must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's and an Underlying SEI Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


    SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. Generally, an Underlying SEI Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Underlying SEI Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund.



    SHORT SALES. An Underlying SEI Fund may sell securities short against the box or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act. A short sale is "against the box" if at all times during which the short position is open, the Underlying SEI Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund or the Underlying SEI Fund with respect to the securities sold short.


    STRUCTURED SECURITIES. The SIT Emerging Markets Debt Fund may purchase structured securities in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the SIT Emerging Markets Debt Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The SIT Emerging Markets Debt Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the SIT Emerging Markets Debt Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    An Underlying SEI Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, an Underlying SEI Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Underlying SEI Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. An Underlying SEI Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from an Underlying SEI Fund. This is true whether these derivative products are used to create additional risk exposure for an Underlying SEI Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement an Underlying SEI Fund is obligated to make a payment to the counterparty, the Underlying SEI Fund must be prepared to make the payment when due. An Underlying SEI Fund could suffer losses with respect to such an agreement if the Underlying SEI Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to an Underlying SEI Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, an Underlying SEI Fund's risk of loss will consist of any payments that the Underlying SEI Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, an Underlying SEI Fund may have contractual remedies under the swap agreement.


    An Underlying SEI Fund will enter into swaps only with counterparties that the adviser or sub-advisers of the Underlying SEI Fund believe to be creditworthy. In addition, an Underlying SEI Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.


    U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which an Underlying SEI Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.

    U.S. TREASURY OBLIGATIONS. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

    RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

    U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of an Underlying SEI Fund's shares.

    VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    The quality of the underlying credit must, in the opinion of an Underlying SEI Fund's adviser or sub-advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Underlying SEI Fund. Each Underlying SEI Fund's adviser or sub-advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. An Underlying SEI Fund will "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Underlying SEI Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Underlying SEI Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Underlying SEI Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.


    YANKEE OBLIGATIONS. Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for an Underlying SEI Fund will adhere to the same standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities, including STRIPS and Receipts (TRs, TIGRs and CATS) are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Shareholders may have to redeem shares to pay tax on the "phantom income" earned by an Underlying SEI Fund, and the Underlying SEI Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. An Underlying SEI Fund accrues income with respect to the securities prior to the receipt in cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. See also "Taxes."

                      INVESTMENT LIMITATIONS OF THE FUNDS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies for each Fund, and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of:
(i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


1.  Each Fund will concentrate its investments in investment company interests.


2. Each Fund may borrow money in an amount up to 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.


    In addition, each Fund may not:



1. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.



2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.



3. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.



4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board of Trustees without shareholder approval.

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.


3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.



    Each of the foregoing percentage limitations (except with respect to the limitation on borrowings and investing in illiquid securities) applies at the time of purchase.


               INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Underlying SEI Fund identified below and cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Underlying SEI Fund's outstanding shares.

    The percentages indicated below (except with respect to the limitations on investing in illiquid securities and limitations on borrowings) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.


    Each of SIMT Core Fixed Income, SIMT Managed Volatility, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Real Estate, SIMT Small Cap Growth, SIMT Small Cap Value, SIMT Tax-Managed Large Cap, SIMT Tax-Managed Small Cap, STET Short Duration Municipal, SIT International Equity, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:



1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the SIT Emerging Markets Debt Fund or the SIMT Real Estate Fund.



2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the SIMT Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.



3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. For the SIMT Managed Volatility and SIMT Real Estate Fund asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.


4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
    (ii) commodities
    contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.


8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the SIMT Managed Volatility, SIMT Real Estate, SIMT Tax-Managed Small Cap, and STET Short Duration Municipal Funds.



    The SDIT Intermediate-Duration Government and SDIT Short-Duration Government Funds may not:



1. With respect to 75% of its total assets purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.



2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and
    (b) obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.



3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.



4. Make loans, except the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.



5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at fair market value at the time of the incurrence of such loan.



6.  Invest in companies for the purpose of exercising control.



7.  Acquire more than 10% of the voting securities of any one issuer.



8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Funds may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.



9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.



10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



11. Purchase securities of other investment companies; provided the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Funds may not purchase securities of other open-end investment companies.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.



13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.



14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.



15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government Fund may invest in options on futures contracts.



16. Invest in interests in oil, gas or other mineral exploration or development programs.



17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 (the "1933 Act") before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and SAI.



    The SLAT Prime Obligation Fund may not:



1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



    The STET Intermediate-Term Municipal and STET Tax Free Funds may not:



1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer;

    provided, however, that the STET Tax Free Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.



2. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.



3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. All borrowings of the Funds, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.



4. Purchase securities of other investment companies except that the STET Intermediate-Term Municipal Fund may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.



5. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 15% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.



6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.



7.  Invest in companies for the purpose of exercising control.



8.  Acquire more than 10% of the voting securities of any one issuer.



9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.



10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.



11. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.



13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.



14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the adviser or sub-adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.



15. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.



16. Invest in interests in oil, gas or other mineral exploration or development programs.



17. Invest more than 25% of total assets in issues within the same state or similar type projects (except in specified categories).



    It is a fundamental policy of the STET Intermediate-Term Municipal Fund to abide by the maturity restrictions and to invest solely in the permitted investments described in the Fund's prospectus and SAI.


NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of each Underlying SEI Fund identified below and may be changed by the Underlying Trusts' Board of Trustees without a vote of shareholders.

    The percentages indicated below (except with respect to the limitations on investing in illiquid securities and limitations on borrowings) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.


    The SIMT Core Fixed Income, SIMT Managed Volatility, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Real Estate, SIMT Small Cap Growth, SIMT Small Cap Value, SIMT Tax-Managed Large Cap, SIMT Tax-Managed Small Cap, SIT International Equity, STET Short Duration Municipal, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:



1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by a Fund's fundamental limitation on borrowing. The SIMT Managed Volatility and Real Estate Funds may not pledge, mortgage, or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow of the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.


2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such restricted securities. This limitation does not apply to either the SIMT Managed Volatility Fund or the SIMT Real Estate Fund.



    The following industry concentration limitations apply to each SIT Fund:
(i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry. These limitations will also apply to the SIMT Managed Volatility Fund and SIMT Real Estate Fund at the time of the purchase of a security.



    The SLAT Prime Obligation Fund may not:



 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.



 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.



 4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.



 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of the Fund taken at fair market value at the time of the incurrence of such loan.



 6. Invest in companies for the purpose of exercising control.



 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, the Fund may:
    (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.



 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.



 9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

 10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.



 11. Invest in interests in oil, gas or other mineral exploration or development programs.



 12. Invest more than 10% of its net assets in illiquid securities.



    The SLAT Prime Obligation Fund must maintain an average dollar-weighted Fund maturity of 90 days or less.



    The SDIT Intermediate-Duration Government and Short-Duration Government Funds may not invest in oil, gas, or mineral leases.


    Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

    DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.


    CONCENTRATION. The SEC presently defines concentration as investing more than 25% of an investment company's net assets in an industry or group of industries, with certain exceptions.


    BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).


    LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's and Underlying Fund's fundamental or non-fundamental investment policy on lending, as applicable, is set forth above.


    UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.


    REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. A Fund may change this non-fundamental policy only by vote of its Board of Trustees.



    SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse

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repurchase agreements, firm commitment agreements and standby commitments, so long as a Fund takes appropriate steps to cover such obligation.


               THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS

    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

    The Trust and the Administrator have entered into an administration agreement and transfer agency (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.



    If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


                      THE INVESTMENT ADVISER TO THE FUNDS


    SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to more than 9 investment companies, including more than 53 funds, with more than $xx billion in assets under management as of October 30, 2003.


    As adviser to each of the Funds, SIMC makes investment decisions for each Fund. SIMC will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement with SIMC provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


    The Funds will operate in a manner that is distinctly different from most other investment companies. Most investment companies operate under a structure in which a single related group of companies provides investment advisory, administrative, and distribution services, and in which the investment companies purchase equity and debt securities directly. The Funds, however, invest in shares of certain

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related investment companies that are advised and/or administered by SIMC (I.E., the Underlying SEI Funds). In turn, these Underlying SEI Funds invest in equity, debt and other securities. SIMC is responsible for investing the assets of each Fund in certain of the Underlying SEI Funds within percentage ranges established by SIMC, and for investing uninvested cash balances in short-term investments, including repurchase agreements.



    The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of a Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, as defined under the 1940 Act, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the SIMC, or by SIMC on 90 days' written notice to the Trust.



    For its investment advisory services to the Trust, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets. SIMC may voluntarily waive this fee or a portion of this fee. This waiver may be terminated by SIMC at any time in its sole discretion.



    SIMC also receives advisory fees from the Underlying SEI Funds.


           THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

    Each advisory and certain of the sub-advisory agreements provide that each adviser (or sub-adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisers shall not be protected against any liability to the Underlying Trusts or their Shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


    Pursuant to the advisory and sub-advisory agreements, most of the Underlying SEI Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SEI Funds, SIMC will recommend and, if the Trustees of those Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles.


    The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Underlying Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser (or sub-adviser), or by the adviser (or sub-adviser) on 90 days' written notice to the Underlying Trust.


    SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Underlying Trusts' Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of an Underlying SEI Fund's shareholders, subject to certain requirements. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

                      MANAGERS OF THE UNDERLYING SEI FUNDS

    As of the date of this Statement of Additional Information, the following managers serve as sub-advisers to the Underlying SEI Funds:


SDIT INTERMEDIATE-DURATION GOVERNMENT FUND



    Wellington Management Company, LLP ("Wellington Management") serves as adviser of the SDIT Intermediate-Duration Government Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.



SDIT SHORT-DURATION GOVERNMENT FUND



    Wellington Management Company, LLP ("Wellington Management") serves as adviser of the SDIT Short-Duration Government Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.



SIMT MANAGED VOLATILITY FUND



    [____________] serves as a Sub-Adviser for a portion of the assets of the SIMT Managed Volatility Fund.


SIMT LARGE CAP GROWTH FUND

    Goldman Sachs Asset Management ("Goldman Sachs") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of Goldman Sachs is 32 Old Slip, New York, New York 10005.


    McKinley Capital Management, Inc., ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.


    Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell. The principal business address of Montag & Caldwell is at 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326.

    Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Peregrine is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. The principal business address of Peregrine is 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018.

    Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V. The principal business address of TIM is 1150 South Olive Street, Suite 2700, Los Angeles, California 90015.

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SIMT LARGE CAP VALUE FUND

    Aronson+Johnson+Ortiz, LP ("Aronson") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. Aronson is wholly-owned by its seven limited partners. Theodore R. Aronson, a limited partner, is majority equity owner of Aronson. The prinicipal business address of Aronson is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

    Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110.


    LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. The principal business address of LSV is 200 W. Madison Street, Chicago, Illinois 60602.



    Sanford C. Bernstein & Co., LLC ("Bernstein"), serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. Bernstein is a wholly-owned indirect subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). The principal business address of Bernstein is 1345 Avenue of the Americas, New York, New York 10105.



SIMT REAL ESTATE FUND



    Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Real Estate Fund. Security Capital, a registered investment adviser, is 100% owned by GECIA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois 60603.



    Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser for a portion of the assets of the SIMT Real Estate Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.


SIMT SMALL CAP GROWTH FUND

    Delaware Management Business Trust ("DMBT") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Delaware Investments, which is the marketing name for DMBT, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of DMBT is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

    Lee Munder Investments Ltd. ("LMIL") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group (LMCG). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

    Mazama Capital Management, Inc. ("Mazama") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1860, Portland, Oregon 97258.

    McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.


    RS Investments ("RSIM"), serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. RSIM is an employee-owned organization. The principal business address of RSIM is 388 Market Street, Suite 1700, San Francisco, California 94111.

    Wellington Management Company LLP ("Wellington Management") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT SMALL CAP VALUE FUND

    Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994. Artisan's principal business address is 1000 N. Water Street, Milwaukee, Wisconsin 53202.

    BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware Corporation. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

    David J. Greene and Company, LLC ("David J. Greene") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.

    Lee Munder Investments Ltd. ("LMIL") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group (LMCG). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.


    LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. The principal business address of LSV is 200 W. Madison Street, Chicago, Illinois 60602.


    Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.


    Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. Security Capital, a registered investment adviser, is 100% owned by GECIA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois 60603.

    Wellington Management Company, LLP ("Wellington") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02019.



SIMT TAX-MANAGED LARGE CAP FUND



    Aronson+Johnson+Ortiz, LP ("Aronson") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Aronson is wholly-owned by its seven limited partners. Theodore R. Aronson, a limited partner, is a majority equity owner of Aronson. Theodore Aronson, CFA, CIC, Kevin M. Johnson, PhD, Principal and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to Aronson. The principal business address of Aronson is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.



    Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110.



    Goldman Sachs Asset Management, L.P. ("GSAM") serves as Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. A team of investment professionals at GSAM manages the portion of the assets of the Tax-Managed Large Cap Fund allocated to GSAM. The principal business address of GSAM is 32 Old Slip, New York, New York 10005.



    LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.



    Montag & Caldwell, Inc. ("Montag") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager to the portion of the Tax-Managed Large Cap Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience. The principal business address of Montag is 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248.



    Parametric Portfolio Associates ("Parametric") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Parametric was founded in 1987. Prior to June 15, 2001, Parametric was a wholly-owned subsidiary of PIMCO Advisors, L.P., a subsidiary of Allianz AG. On June 15, 2001, Parametric was purchased by an investor group consisting of its senior management and the Tahoma Fund LLC, a private equity fund managed by Orca Bay Partners, LLC. The principal business address of Parametric is 701 Fifth Avenue, Suite 7310, Seattle, Washington 98104-7090.



    Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 33 years of investment management experience.
Mr. Nussbaum joined Peregrine in 1990, and has 13 years

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of investment management experience. The principal business address of Peregrine is 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.



    Sanford C. Bernstein & Co., LLC ("Bernstein") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Bernstein is a wholly-owned indirect subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of a portion of the Tax-Managed Large Cap Fund's assets allocated to Bernstein. Mr. Sanders has been a Director of Bernstein since September 2000 and has been Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation, the general partner of Alliance, since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. Ms. Fedak has been an Executive Vice President and Chief Investment Officer--U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. The principal business address of Bernstein is 767 Fifth Avenue, New York, New York 10153.



    Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 16 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 31 years of investment management experience. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015.



SIMT TAX-MANAGED SMALL CAP FUND



    BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware Corporation. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to BlackRock. Mr. Archambo jointed BlackRock in 2002. Prior to joining BlackRock, he was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Ms. O'Connor joined BlackRock in 2002. Prior to that, she served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.



    David J. Greene and Company, LLC ("David J. Greene") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. The family principals, Michael J. Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022.



    Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap Fund. A team of investment professionals at DMC manages the portion of the Tax-Managed Small Cap Fund's assets allocated to DMC. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.



    LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap Fund. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The general partners of LSV developed a quantitative value investment philosophy that

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has been used to manage assets over the past 8 years. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.



    Mazama Capital Management, Inc. ("Mazama") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager of Mazama serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management.
Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 25 years of investment experience. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258.



    McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to the portion of the Tax-Managed Small Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995. The principal business address for McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.


SIT INTERNATIONAL EQUITY FUND

    Alliance Capital Management, LP ("Alliance Capital") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. Alliance Capital is a Delaware Limited Partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA
Financial, Inc. ("AXA Financial"), is a general partner. As of March 31, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.7% in Alliance Capital. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

    Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. CGTC is a wholly-owned subsidiary of The Capital Group. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

    Fisher Investments, Inc. ("Fisher") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher and Sherrilyn Fisher each have more than 25% but less than 50% ownership of the firm. The principal business address of Fisher is 13100 Skyline Blvd., Woodside, California 94062.


    McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.


    Morgan Stanley Investment Management Inc. ("Morgan Stanley") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. Morgan Stanley Dean Witter & Co. is the direct parent of Morgan Stanley. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, New York 10020.

SIT EMERGING MARKETS EQUITY FUND


    Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Alliance Capital is a Delaware Limited Partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is the general partner. As of March 31, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.7% in Alliance Capital. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105.


    The Boston Company Asset Management, LLC ("The Boston Company") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation. The principal business address of The Boston Company is One Boston Place, 14th Floor, Boston, Massachusetts 02108.

    Emerging Markets Management, L.L.C. ("EMM") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722.

    Lloyd George Investment Management (Bermuda) Limited ("LGIM") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. LGIM is a wholly-owned subsidiary of Lloyd George Management (BVI) Ltd. and was founded in 1991. Robert Lloyd George is a principal owner of the firm and 67% is owned by current active employees. The principal business address of LGIM is 3808 One Exchange Square, Central, Hong Kong.

SIMT CORE FIXED INCOME FUND


    BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the SIMT Core Fixed Income Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. and an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. BlackRock is a Delaware Corporation. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.


    Metropolitan West Asset Management Inc. ("MWAM") serves as a Sub-Adviser for a portion of the assets of SIMT's Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entitiy that has no clients or material business operations. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

    Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105.

SIMT HIGH YIELD BOND FUND

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser for a portion of the assets of the SIMT High Yield Bond Fund. Nicholas-Applegate is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns Nicholas-Applegate. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101.

    Nomura Corporate Research & Asset Management Incorporated ("Nomura") serves as a Sub-Adviser for a portion of the assets of the SIMT High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc. The principal business address of Nomura is 2 World Financial Center, Building B, 25th Floor, New York, New York 10281-1198.


    Shenkman Capital Management, Inc. ("Shenkman") serves as a Sub-Adviser for a portion of the assets of the SIMT High Yield Bond Fund. Shenkman was founded in 1985 and is independently owned by four shareholders. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017.


SIT EMERGING MARKETS DEBT FUND

    Ashmore Investment Management Limited ("Ashmore") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. Ashmore is a wholly-owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly-owned subsidiary of Ashmore Group Limited. The principal business address of Ashmore is 20 Bedfordbury, London WC2N-4BL.


    Salomon Brothers Asset Management Inc ("SBAM") serves as the Sub-Adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. SBAM, an indirect wholly-owned subsidiary of The Traveler's Group, is a Delaware corporation that was founded in 1987. SBAM's principal business address is 7 World Trade Center, New York, New York 10048.



SLAT PRIME OBLIGATION FUND



    Banc of America Capital Management, LLC ("BACAP LLC") serves as the Sub-Adviser to the SLAT Prime Obligation Fund. BACAP LLC is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation. The principal business address of BACAP LLC is 101 S. Tryon Street, Charlotte, NC 28255.



STET INTERMEDIATE-TERM MUNICIPAL FUND



    Standish Mellon Asset Management LLC ("Standish") serves as the Sub-Adviser to the STET Intermediate-Term Municipal Fund. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation. The principal business address of Standish is One Financial Center, Suite 27, Boston, Massachusetts 02111.



STET SHORT DURATION MUNICIPAL FUND



    Weiss, Peck, & Greer, L.L.C. ("WPG") serves as the Sub-Adviser to the STET Short Duration Municipal Fund. WPG, a wholly-owned subsidiary of Robeco Group, is a limited liability company founded as a limited parternship in 1970. The principal business address of WPG is One New York Plaza, New York, New York 10004.

STET TAX FREE FUND



    Weiss, Peck & Greer, L.L.C. ("WPG") serves as adviser of the STET Tax Free Fund. WPG, a wholly-owned subsidiary of Robeco Group, is a limited liability company founded as a limited partnership in 1970. The principal business address of WPG is One New York Plaza, New York, New York 10004.



                     DISTRIBUTION AND SHAREHOLDER SERVICING



    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.



    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.



    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.



    The Trust has adopted a Distribution Plan for its Class D Shares (the
"Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.



    The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. The distribution-related payments under the Class D Plan may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of Fund Shares.

    In addition, pursuant to a Shareholder Service Plan and Agreement (the "Service Plan"), each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares at the annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund, which is calculated and payable monthly. The service fees payable to the distributor under the Service Plan are intended to compensate the Distributor for the provision of shareholder services, and may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Shareholder services under the Service Plan for Class D Shares may include: telephone service to shareholders; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by Federal Reserve wire.



    Payments under the Class D Plan are not tied exclusively to the expenses for distribution activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. Similarly, payments to the Distributor under the Service Plan are not directly tied to shareholder servicing expenses incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Class D Plan and the Service Plan and their payment terms on a continuing basis and, in doing so, will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan and the Service Plan.



    Periodically, the Distributor may waive a portion of the fees payable to it under the Service Plan. Specifically, any Fund's shareholder servicing fees may be reduced in an amount equal to the Fund's pro rata portion of any shareholder servicing fees paid by any Underlying SEI Fund in which the Fund invests, but only to the extent necessary to comply with the Trust's SEC Order.



    It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.



    Except to the extent that the Administrator and SIMC (as investment adviser) benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.



    For its Class A Shares, the Trust has not adopted either a Shareholder Service Plan or a Distribution Plan.


                       TRUSTEES AND OFFICERS OF THE TRUST


    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


    MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

INDEPENDENT TRUSTEES.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Sole Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Research Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with SIMC and the Trust's Distributor.

    BOARD STANDING COMMITTEES. The Board has established the following standing committees:

    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.


    [BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the sections of this Statement of Additional Information entitled "The Investment Adviser to the Funds," the Board's approval of the Fund's Advisory Agreement with SIMC must be initially approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees held a meeting to decide whether to approve the Advisory Agreement for the upcoming year.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from SIMC. The Trustees used this information, and additional information that SIMC and other Fund service providers submitted to the Board, as well as other information they obtained independently, to help them decide whether to approve the Advisory Agreement.



    Before meeting for the approval of the Advisory Agreement, the Board requested and received written materials from SIMC about: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices and investment strategies; (e) the level of the advisory fees that SIMC proposed to charge a Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) a Fund's expected overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's expected profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; and (j) SIMC's reputation, expertise and resources in domestic financial markets.



    At the meeting, representatives from SIMC presented additional oral and written information to the Board to help the Board evaluate SIMC's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and SIMC's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees (with Mr. Doran abstaining from voting on the approval of the Advisory Agreement in light of his role as a Director of SEI Investments), unanimously agreed to approve the Advisory Agreement in consideration that: (i) the terms of the Advisory Agreement are fair and reasonable; and (ii) SIMC's fees are reasonable in light of the services that SIMC proposed to provide to the Funds.]


    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                         DOLLAR RANGE OF     AGGREGATE DOLLAR RANGE OF
NAME                                                   FUND SHARES (FUND)*    SHARES (FUND COMPLEX)*
----                                                   -------------------   -------------------------
Mr. Nesher...........................................           **               Over $100,000
Mr. Doran............................................           **                    None
Mr. Gooch............................................           **               Over $100,000
Mr. Storey...........................................           **                    None
Mr. Sullivan.........................................           **                    None
Ms. Greco............................................           **                    None


------------------------

 *Valuation date is December 31, 2002.

**Not in operation during the period.

    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                  PENSION OR
                                              RETIREMENT BENEFITS   ESTIMATED ANNUAL   TOTAL COMPENSATION
                                AGGREGATE     ACCRUED AS PART OF     BENEFITS UPON       FROM THE TRUST
NAME                           COMPENSATION      FUND EXPENSES         RETIREMENT      AND FUND COMPLEX*
----                           ------------   -------------------   ----------------   ------------------
Mr. Nesher...................     $    0              N/A                 N/A               $      0
Mr. Doran....................     $    0              N/A                 N/A               $      0
Mr. Gooch....................     $9,194              N/A                 N/A               $133,000
Mr. Storey...................     $9,194              N/A                 N/A               $133,000
Mr. Sullivan.................     $9,194              N/A                 N/A               $133,000
Ms. Greco....................     $9,194              N/A                 N/A               $133,000

    TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates serves as investment adviser, administrator or distributor.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.


    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.


    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of

SIMC, the Administrator and the Distributor since January 2001.
Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.


    ROBERT S. LUDWIG (DOB 03/12/50)--Vice President and Assistant Secretary (since 1995)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.



    WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.


    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.


    JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


                                  PERFORMANCE

    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

    Yield = 2[((a-b)/(cd)) + 1)TO THE POWER OF 6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P(1 + T)(TO THE POWER OF)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(TO THE POWER OF)n = ATV TO THE BASE OF DR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption);

n = number of years; and ATV TO THE BASE OF DR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.


    HISTORICAL PERFORMANCE.  The Funds do not yet have a performance history.


                       PURCHASE AND REDEMPTION OF SHARES


    The purchase and redemption price of shares is the net asset value of each share. The net asset value of each Fund is determined by SIMC and is based upon the proportional net asset values of each Fund's Underlying SEI Fund shares (plus any available cash). Each Underlying SEI Fund's securities generally are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Each Underlying SEI Fund's securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.



    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.



    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.



    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.



    Purchases and redemptions of shares of the Funds may be made on a Business Day. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Distributor, and/or the Custodian are not open for business.


                              SHAREHOLDER SERVICES

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Underlying SEI Funds and consider the differences in objectives and policies before making any investment.

    EXCHANGE PRIVILEGE: Some or all of the shares of a Fund's Shares for which payment has been received (I.E., an established account), may be exchanged for Shares of the same Class of other Funds of the Trust. A shareholder may exchange the shares of each Fund's Shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred account or tax-qualified retirement plan. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.


    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    All income and capital gains received by a Fund from an Underlying SEI Fund that it owns will be distributed by the Fund (after deductions for the Fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except to the extent they are designated as qualified dividend income.

Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions attributable to the Fund's net capital gain will be taxable to shareholders as long-term capital gains (currently at a maximum rate of 15%). Because each Fund is actively managed, it may realize taxable net short-term capital gains by selling shares of a mutual fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in a Fund rather than directly investing in the underlying funds may result in increased tax liability to a shareholder because the Fund must distribute its net realized gains in accordance with the rules described above.

    Distributions of net capital gain received by a Fund from the Underlying SEI Funds (as described above), as well as net capital gain realized by a Fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

    A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

    For purposes of determining the character of income received by a Fund when an Underlying SEI Fund distributes net capital gain to a Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the underlying fund for less than one year. Any loss incurred by a Fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less (unless it is not disallowed under wash sale rules) will be treated as long-term capital loss to the extent of the gain distributions received on the shares disposed of by the Fund.

    Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.

    Absent further legislation, the maximum 15 percent tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

    Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in such Fund.

    All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

    If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction is available to corporate shareholders, subject to certain limitations. The board reserves the right not to maintain the qualification of a Fund if it determines such course of action to be beneficial to shareholders.

    A Fund will be required in certain cases to withhold, at the applicable withholding rates, and remit to the United States Treasury the amount withheld from distributions amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service ("IRS") for failure to properly report payments of interest or dividends, (3) who has failed to provide a Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding, or (4) for failure to certify that you are a U.S. person (including a U.S. resident alien).

    Investment income received by the Underlying SEI Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat its shareholders as having paid their proportionate share of such taxes paid by the Underlying SEI Funds for foreign tax credit purposes.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders should consult their own tax advisers regarding the effect of federal, state and local taxes in their own individual circumstances.


                          FUND PORTFOLIO TRANSACTIONS



    The Trust and the Underlying Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Underlying SEI Funds' advisers and sub-advisers are responsible for placing orders to execute Fund and Underlying SEI Fund transactions. In placing orders, it is the Trust's and the Underlying Trusts' policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Underlying SEI Funds' advisers and the sub-advisers generally seek reasonably competitive spreads or commissions, the Trust and the Underlying Trusts will not necessarily be paying the lowest spread or commission available. The Trust and the Underlying Trusts will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.



    The money market securities in which a Fund and an Underlying SEI Fund invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the adviser and sub-advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund and an Underlying SEI Fund will primarily consist of dealer spreads and underwriting commissions.



    It is expected that the Funds and the Underlying SEI Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund or an Underlying SEI Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust or the Underlying Trusts for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds or Underlying SEI Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' or Underlying SEI Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust and the Underlying Trusts, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.



    In connection with transactions effected for Underlying SEI Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Underlying SEI Funds, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of an Underlying SEI Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.



    Since the Trust and the Underlying SEI Funds do not market their shares through intermediary brokers or dealers, it is not the Trust's or the Underlying SEI Funds' practice to allocate brokerage or principal business to brokers or dealers on the basis of sales of their shares which may be made through such firms. However, the Underlying SEI Funds' advisers or sub-advisers may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



    Neither the Trust nor the Underlying Trusts expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' or the Underlying SEI Funds' advisers or sub-advisers may select a broker based upon brokerage or research services provided to the advisers or sub-advisers. The advisers or sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.



    Section 28(e) of the Exchange Act ("Section 28(e)") permits the advisers and sub-advisers, under certain circumstances, to cause the Funds or the Underlying SEI Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities;
(2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds or the Underlying SEI Funds. In addition to agency transactions, the Funds' or the Underlying Funds' advisers or sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.



    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-advisers might utilize Fund or Underlying SEI Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers or sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers and sub-advisers will be in addition to and not in lieu of the services required to be performed by the Funds' or Underlying SEI Funds' advisers and sub-advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the advisers or sub-advisers are not reduced as a result of the receipt of research services.



    In some cases the advisers or sub-advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser or sub-adviser make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the advisers or sub-advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the advisers or sub-advisers face a potential conflict of interest, but the advisers or sub-advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.



    From time to time, a Fund or an Underlying SEI Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account the additional distribution, shareholder servicing and transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1.

These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.



                               VOTING FUND SHARES


    Each share held entitles the Shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to shareholders requesting the meeting.

    Where the Trust's Prospectus or Statement of Additional Information states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of the date of this SAI, no persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.


                                   CUSTODIAN

    SEI Investments Fund Management, which also serves as transfer agent for the Underlying SEI Funds, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying SEI Funds. Wachovia, N.A. (formerly, First Union National Bank) located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as the Custodian for the non-mutual fund assets of each Fund (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

                         INDEPENDENT PUBLIC ACCOUNTANTS



    [____________], located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, will serve as the independent public accountant for the Funds.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust and to the Underlying SEI Funds.

                                   APPENDIX A


                     DESCRIPTION OF CORPORATE BOND RATINGS

                           MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

    When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

    Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

    Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

------------------------

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      STANDARD & POOR'S RATING DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c     The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS
TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

INVESTMENT AND SPECULATIVE GRADES

    The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

    Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
(SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

    SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

    Moody's description of its three highest short-term debt ratings:

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

A-1   This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:


           (a)       Agreement and Declaration of Trust of the Registrant, dated
                       October 20, 1995 (incorporated herein by reference to Initial Registration Statement, filed on December 1,
                       1995).
           (b)(1)    Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment
                       No. 8 of the Registrant's Registration Statement on
                       Form N-1A, filed with the SEC on July 27, 2001.
           (c)       Not applicable.
           (d)       Investment Advisory Agreement between the Registrant and SEI
                       Financial Management Corporation, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
                       Statement filed March 1, 1996).
           (e)       Amended and Restated Distribution Agreement, dated September
                       16, 2002, is herein incorporated by reference to Exhibit
                       (e) of Post-Effective Amendment No. 10 of the Registrants
                       Registration Statement on Form N-1A, filed with the SEC on July 29, 2003.
           (f)       Not applicable.
           (g)       Custodian Agreement between the Registrant and CoreStates
                       Bank, N.A., (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed March 1, 1996).
           (h)(1)    Amended and Restated Administration and Transfer Agency
                       Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (h)(1) of Post-
                       Effective Amendment No. 10 of the Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on July 29, 2003.
           (h)(2)    Class I Administrative Service Plan and Agreement is
                       incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 9 of the Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.
           (i)       Opinion and Consent of Counsel to be filed by later
                       amendment.
           (j)       Consent of Independent Accountants to be filed by later
                       amendment.
           (k)       Not applicable.
           (l)       Not applicable.
           (m)       Distribution Plan, Class D shares, (incorporated by
                       reference to Pre-Effective Amendment No. 1 to Registration
                       Statement filed March 1, 1996).
           (o)(1)    Amended and Restated Rule 18f-3 Plan is incorporated by
                       reference to Exhibit (o)(2) of Post-Effective Amendment
                       No. 9 of the Registrant's Registration Statement on
                       Form N-1A, filed with the SEC on July 25, 2002.
           (p)(1)    The Code of Ethics for SEI Investments Company, as amended
                       December, 2001, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 9 of the
                       Registrant's Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.
           (p)(2)    The Code of Ethics for SEI Asset Allocation Trust dated
                       March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI
                       Institutional Managed Trust's Registration Statement on
                       Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (q)       Powers of Attorney for William M. Doran, F. Wendell Gooch,
                       Rosemarie B. Greco, James M. Storey, George J. Sullivan,
                       Jr., Edward D. Loughlin, James R. Foggo and Robert A.
                       Nesher are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 5 of SEI Insurance Products
                       Trust's Registration Statement on Form N-1A (File
                       No. 333-70013) filed with the SEC on April 30, 2003.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

ADVISER

    SEI Investments Management Company ("SIMC") is the investment adviser for the Trust. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

SEI INVESTMENTS MANAGEMENT CORPORATION


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman & CEO
  Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                       Directors

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investments Corp.           Director, CEO, Chairman of the Board

                                      SEI Investments Global (Cayman),       Chairman of the Board, CEO
                                       Limited

                                      SEI Global Capital                     Director, CEO, Chairman of the Board
                                       Investments, Inc.

                                      SEI Investments Management             Manager
                                       Corporation Delaware, L.L.C.

                                      LSV Asset Management                   Management Committee

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman of the Board, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman of the Board, CEO

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Global Funds           Chairman, CEO
                                       Services

                                      SEI Investments Management             Director, Chairman, CEO
                                       Corporation II

                                      SEI Inc. (Canada)                      Director

Edward D. Loughlin                    SEI Investments Company                Executive Vice President,
  Director, Executive Vice President                                          President--Asset Management
                                                                              Division

                                      SEI Investments Distribution Co.       Director, Executive Vice President

                                      SEI Trust Company                      Director

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Capital Limited (Canada)           Director

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments (France)               Board of Directors

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Canada Company         Director

Carl A. Guarino                       SEI Investments Company                Executive Vice President
  Director, Executive Vice President

                                      SEI Investments Distribution Company   Director, Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments (France)               Board of Directors

                                      SEI Venture Capital, Inc.              Executive Vice President

                                      SEI Investments--Unit Trust            Director
                                       Management (UK) Limited

                                      LSV Asset Management                   Management Committee

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Investments Global, Limited        Director

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
  Senior Vice President, CIO

                                      SEI Investments Fund Management        Vice President, Team Leader

                                      SEI Investments Global Funds           Vice President, Team Leader
                                       Services

                                      SEI Investments Management             Senior Vice President, CIO
                                       Corporation II

Jack May                              SEI Investments                        Senior Vice President
  Senior Vice President                Distribution Co.

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

James V. Morris                       SEI Investments Management             Senior Vice President
  Senior Vice President                Corporation II

Steve Onofrio                         SEI Investments Management             Senior Vice President
  Senior Vice President                Corporation II

Kevin P. Robins                       SEI Investments Company                Senior Vice President
  Senior Vice President

                                      SEI Investments                        Senior Vice President
                                       Distribution Co.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global (Cayman),       Director
                                       Limited

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Private Trust Company              Director, Senior Vice President

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Giving Fund                        Director, President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

                                      LSV Asset Management                   Management Committee

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
  Senior Vice President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Jay Brown                             SEI Investments Management             Vice President
  Vice President                       Corporation II

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
  General Counsel, Senior Vice                                                Counsel, Assistant Secretary
  President, Secretary

                                      SEI Investments                        General Counsel, Senior Vice
                                       Distribution Co.                       President

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel & Secretary

                                      SEI Trust Company                      General Counsel, Senior Vice
                                                                              President, Assistant Secretary

                                      SEI Investments, Inc.                  General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Ventures, Inc.                     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Developments, Inc.     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Funds, Inc.                        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Insurance Group                    Director, Senior Vice President,
                                                                              General Counsel

                                      SEI Investments Global Funds           Senior Vice President, General
                                       Services                               Counsel, Secretary

                                      SEI Family Office Services, LLC        Vice President, General Counsel,
                                                                              Secretary

                                      SEI Global Investments Corp.           General Counsel, Senior Vice
                                                                              President, Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Advanced Capital                   General Counsel, Senior Vice
                                       Management, Inc.                       President, Director, Secretary

                                      SEI Investments Global (Cayman),       Director, General Counsel, Secretary
                                       Limited

                                      SEI Global Capital                     General Counsel, Senior Vice
                                       Investments, Inc.                      President, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Fund Management        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments Canada Company         Senior Vice President, General
                                                                              Counsel

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Venture Capital, Inc.              Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation II                         Counsel, Secretary

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation Delaware, L.L.C.           Counsel, Secretary

                                      SEI Investments Global (Bermuda)       Director, President
                                       Ltd.

Robert Crudup                         SEI Investments Distribution Company   Vice President
  Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Company                Executive Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital Management,       Vice President, Assistant Secretary
                                       Inc.

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

Melissa Doran Rayer                   SEI Investments Management             Vice President
  Vice President                       Corporation II

Michael Farrell                       SEI Investments Management             Vice President
  Vice President                       Corporation II

                                      SEI Investments Distribution Co.       Vice President

Vic Galef                             SEI Investments Distribution Company   Vice President
  Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
  Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Realty Capital Corporation         Vice President, Secretary

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
  Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer, Controller

                                      SEI Investments Distribution Company   Vice President

                                      SEI Ventures, Inc.                     Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Primus Holding Corp.               Director, Vice President, Treasurer

                                      SEI Global Capital Investments, Inc.   Director, Vice President, Treasurer

                                      SEI Investments Global Funds           Vice President, Treasurer
                                       Services

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer, Assistant
                                                                              Secretary

                                      SEI Venture Capital, Inc.              Director, Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Family Office Services, LLC        Vice President, Treasurer

                                      SEI Investments Management             Vice President, Treasurer
                                       Corporation II

                                      SEI Investments Management             Manager, Vice President, Treasurer
                                       Corporation Delaware, L.L.C.

                                      SEI Investments, Inc.                  Director, Vice President, Treasurer

                                      SEI Investments Developments, Inc.     Director, Vice President, Treasurer

John Krzeminski                       SEI Investments Distribution Company   Vice President
  Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President
  Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Roger Messina                         SEI Investments Management             Vice President
  Vice President                       Corporation II

Kathryn L. Stanton                    SEI Investments                        Vice President
  Vice President                       Distribution Co.

                                      SEI Giving Fund                        Vice President, Treasurer

                                      SEI Investments Management             Vice President
                                       Corporation II

Raymond B. Webster                    SEI Investments Management             Vice President
  Vice President                       Corporation II

Susan R. West                         SEI Investments Management             Vice President
  Vice President                       Corporation II

Lori L. White                         SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments                        Vice President, Assistant Secretary
                                       Distribution Co.

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                        SEI Investments Management             Vice President
  Vice President                       Corporation II

John D. Anderson                      SEI Investments Management             Vice President
  Vice President                       Corporation II

Scott W. Dellorfano                   SEI Investments Distribution Co.       Vice President
  Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Scott C. Fanatico                     SEI Investments Distribution Co.       Vice President
  Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Steven A. Gardner                     SEI Investments Distribution Co.       Vice President
  Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Bridget Jensen                        SEI Investments Distribution Co.       Vice President
  Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Alan H. Lauder                        SEI Global Investments Corp.           Vice President
  Vice President

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Paul Lonergan                         SEI Investments Distribution Co.       Vice President
  Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Vice President
                                       Corporation II

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
  Vice President

                                      SEI Investments Global (Cayman),       Vice President
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Sherry Kajdan Vetterlein              SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Giving Fund                        Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Global (Bermuda)       Vice President
                                       Ltd.

William E. Zitelli, Jr.               SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Global (Bermuda)       Vice President
                                       Ltd.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
John C. Munch                         SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Wayne M. Withrow                      SEI Investments Company                Executive Vice President
  Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments Fund Management        Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Joanne Nelson                         SEI Investments Distribution Co.       Vice President
  Vice President

Rudolf F. Schmidt                     SEI Investments (South Africa)         Director
  Vice President                       Limited

David Campbell                                         --                                     --
  Senior Vice President

Al Chiaradonna                                         --                                     --
  Senior Vice President

Lori Heinel                                            --                                     --
  Senior Vice President

Brandon Sharrett                                       --                                     --
  Senior Vice President

Teresa Araco                                    SEI Giving Fund                           Secretary
  Vice President

Kevin Barr                                             --                                     --
  Senior Vice President

Corinne Coyle                                          --                                     --
  Vice President

Ross Ellis                                             --                                     --
  Vice President

Philip McCabe                                          --                                     --
  Vice President

Steven Meyer                          SEI Investments Trustee & Custodial    Director
  Senior Vice President                Services (Ireland) Limited

                                      SEI Investments Global Funds           Senior Vice President
                                       Services

                                      SEI Investments Fund Management        Senior Vice President

                                      SEI Investments Global (Bermuda)       Director, Senior Vice President
                                       Ltd.

                                      Lartington Limited                     Director

Rosanne Miller                        SEI Investments Company                Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

Item 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                         July 15, 1982
SEI Liquid Asset Trust                         November 29, 1982
SEI Tax Exempt Trust                           December 3, 1982
SEI Index Funds                                July 10, 1985
SEI Institutional Managed Trust                January 22, 1987
SEI Institutional International Trust          August 30, 1988
The Advisors' Inner Circle Fund                November 14, 1991
STI Classic Funds                              May 29, 1992
The Arbor Fund                                 January 28, 1993
Bishop Street Funds                            January 27, 1995
STI Classic Variable Trust                     August 18, 1995
SEI Institutional Investments Trust            June 14, 1996
HighMark Funds                                 February 15, 1997
Armada Funds                                   March 8, 1997
Expedition Funds                               June 9, 1997
Oak Associates Funds                           February 27, 1998
The Nevis Fund, Inc.                           June 29, 1998
CNI Charter Funds                              April 1, 1999
The Armada Advantage Fund                      May 1, 1999
Amerindo Funds Inc.                            July 13, 1999
iShares Inc.                                   January 28, 2000
SEI Insurance Products Trust                   March 29, 2000
iShares Trust                                  April 25, 2000
Pitcairn Funds                                 August 1, 2000
First Focus Funds, Inc.                        October 1, 2000
Johnson Family Funds, Inc.                     November 1, 2000
The MDL Funds                                  January 24, 2001
Causeway Capital Management Trust              September 20, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                         POSITION AND OFFICE               POSITIONS AND OFFICES
           NAME                            WITH UNDERWRITER                   WITH REGISTRANT
---------------------------  --------------------------------------------  ---------------------
Alfred P. West, Jr.          Director, Chairman of the Board of Directors           --
Richard B. Lieb              Director, Executive Vice President                     --
Carmen V. Romeo              Director                                               --
Mark J. Held                 President & Chief Operating Officer                    --
Dennis J. McGonigle          Executive Vice President                               --
Robert M. Silvestri          Chief Financial Officer & Treasurer                    --
Carl A. Guarino              Senior Vice President                                  --

                                         POSITION AND OFFICE               POSITIONS AND OFFICES
           NAME                            WITH UNDERWRITER                   WITH REGISTRANT
---------------------------  --------------------------------------------  ---------------------
Jack May                     Senior Vice President                                  --
Kevin P. Robins              Senior Vice President                                  --
Patrick K. Walsh             Senior Vice President                                  --
Timothy D. Barto             Vice President & Assistant Secretary          Vice President &
                                                                           Secretary
Robert Aller                 Vice President                                         --
John D. Anderson             Vice President & Managing Director                     --
Todd Cipperman               Senior Vice President & General Counsel       Vice President &
                                                                           Assistant Secretary
Robert Crudup                Vice President & Managing Director                     --
Richard A. Deak              Vice President & Assistant Secretary                   --
Scott W. Dellorfano          Vice President & Managing Director                     --
Barbara Doyne                Vice President                                         --
Jeff Drennen                 Vice President                                         --
Scott C. Fanatico            Vice President & Managing Director                     --
Vic Galef                    Vice President & Managing Director                     --
Steven A. Gardner            Vice President & Managing Director                     --
Lydia A. Gavalis             Vice President & Assistant Secretary          Vice President &
                                                                           Assistant Secretary
Greg Gettinger               Vice President & Assistant Secretary                   --
Kathy Heilig                 Vice President                                         --
Jeff Jacobs                  Vice President                                         --
Bridget Jensen               Vice President                                         --
Samuel King                  Vice President                                         --
John Kirk                    Vice President & Managing Director                     --
Kim Kirk                     Vice President & Managing Director                     --
John Krzeminski              Vice President & Managing Director                     --
Karen LaTourette             Secretary                                              --
Alan H. Lauder               Vice President                                         --
Paul Lonergan                Vice President & Managing Director                     --
Ellen Marquis                Vice President                                         --
Christine M. McCullough      Vice President & Assistant Secretary          Vice President &
                                                                           Assistant Secretary
Carolyn McLaurin             Vice President & Managing Director                     --
Mark Nagle                   Vice President                                         --
Joanne Nelson                Vice President                                         --
Rob Redican                  Vice President                                         --
Maria Rinehart               Vice President                                         --
Steve Smith                  Vice President                                         --
Daniel Spaventa              Vice President                                         --
Kathryn L. Stanton           Vice President                                         --
Sherry K. Vetterlein         Vice President & Assistant Secretary          Vice President &
                                                                           Assistant Secretary
Lori L. White                Vice President & Assistant Secretary                   --
Wayne M. Withrow             Senior Vice President                                  --
William E. Zitelli, Jr.      Vice President & Assistant Secretary          Vice President &
                                                                           Assistant Secretary

Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
    (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
    31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           SEI Investments Management Corporation
           Oaks, Pennsylvania 19456

Item 29.  MANAGEMENT SERVICES:

    None.

Item 30.  UNDERTAKINGS:

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of August, 2003.


                                                       SEI ASSET ALLOCATION TRUST

                                                       By:            /s/ EDWARD D. LOUGHLIN
                                                            -----------------------------------------
                                                                        Edward D. Loughlin
                                                                PRESIDENT, CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                          *
     -------------------------------------------       Trustee                         August 29, 2003
                 Rosemarie B. Greco

                          *
     -------------------------------------------       Trustee                         August 29, 2003
                  William M. Doran

                          *
     -------------------------------------------       Trustee                         August 29, 2003
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                         August 29, 2003
                 George J. Sullivan

                          *
     -------------------------------------------       Trustee                         August 29, 2003
                   James M. Storey

                          *
     -------------------------------------------       Trustee                         August 29, 2003
                  Robert A. Nesher

               /s/ EDWARD D. LOUGHLIN
     -------------------------------------------       President, Chief Executive      August 29, 2003
                 Edward D. Loughlin                      Officer

                 /s/ JAMES R. FOGGO
     -------------------------------------------       Controller and Chief Financial  August 29, 2003
                   James R. Foggo                        Officer


*By:                  /s/ EDWARD D. LOUGHLIN
               -------------------------------------
                        Edward D. Loughlin
                         ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


               EXHIBIT
           ---------------
           Ex-99.B(a)       Agreement and Declaration of Trust of the Registrant, dated
                              October 20, 1995 (incorporated by reference to Initial
                              Registration Statement, filed on December 1, 1995).
           Ex-99.B(b)(1)    Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment
                              No. 8 of the Registrant's Registration Statement on
                              Form N-1A, filed with the SEC on July 27, 2001.
           Ex-99.B(d)       Investment Advisory Agreement between the Registrant and SEI
                              Financial Management Corporation, (incorporated herein by
                              reference to Pre-Effective Amendment No. 1 to Registration
                              Statement filed March 1, 1996).
           Ex-99.B(e)       Amended and Restated Distribution Agreement, dated September
                              16, 2002, is herein incorporated by reference to
                              Exhibit (e) of Post-Effective Amendment No. 10 of the
                              Registrant's Registration Statement on Form N-1A, filed
                              with the SEC on July 29, 2003.
           Ex-99.B(g)       Custodian Agreement between the Registrant and CoreStates
                              Bank, N.A., (incorporated herein by reference to
                              Pre-Effective Amendment No. 1 to Registration Statement
                              filed March 1, 1996).
           Ex-99.B(h)(1)    Amended and Restated Administration and Transfer Agency
                              Agreement, dated September 16, 2002, is herein
                              incorporated by reference to Exhibit (h)(1) of
                              Post-Effective Amendment No. 10 of the Registrant's
                              Registration Statement on Form N-1A, filed with the SEC on
                              July 29, 2003.
           Ex-99.B(h)(2)    Class I Administrative Service Plan and Agreement is
                              incorporated by reference to Exhibit (h)(3) of
                              Post-Effective Amendment No. 9 of the Registrant's
                              Registration Statement on Form N-1A, filed with the SEC on
                              July 25, 2002.
           Ex-99.B(i)       Opinion and Consent of Counsel is filed herewith.
           Ex-99.B(j)       Consent of Independent Public Accountants is filed herewith.
           Ex-99.B(m)       Distribution Plan, Class D shares, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
                              Statement filed March 1, 1996).
           Ex-99.B(o)(1)    Amended and Restated Rule 18f-3 Plan is incorporated by
                              reference to Exhibit (o)(2) of Post-Effective Amendment
                              No. 9 of the Registrant's Registration Statement on
                              Form N-1A, filed with the SEC on July 25, 2002.
           Ex-99.B(p)(1)    The Code of Ethics for SEI Investments Company, as amended
                              December 2001, is incorporated by reference to
                              Exhibit (p)(1) of Post-Effective Amendment No. 9 of the
                              Registrant's Registration Statement on Form N-1A, filed
                              with the SEC on July 25, 2002.
           Ex-99.B(p)(2)    The Code of Ethics for SEI Asset Allocation Trust dated
                              March 20, 2001, is incorporated by reference to
                              Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI
                              Institutional Managed Trust's Registration Statement on
                              Form N-1A (File Nos. 33-09504 and 811-04878), filed with
                              the SEC on July 3, 2000 (Accession #0000912057-00-030741).
           Ex-99.B(q)       Powers of Attorney for William M. Doran, F. Wendell Gooch,
                              Rosemarie B. Greco, James M. Storey, George J. Sullivan,
                              Jr., Edward D. Loughlin, Mark E. Nagle, and Robert A.
                              Nesher are incorporated by reference to Exhibit (q) of
                              Post-Effective Amendment No. 5 of SEI Insurance Products
                              Trust's Registration Statement on Form N-1A (File
                              No. 333-70013), filed with the SEC on April 30, 2003.